Accounts Payable and Accrued and Other Current Liabilities - Accrued and Other Current Liabilities (Detail) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Payables and Accruals [Abstract]
Accrual for Taxes Other than Income Taxes, Current	$ 14	$ 15
Interest Payable, Current	69	72
Accrued Compensation And Related Liabilities Current	39	51
Gathering and transportation	11	14
Gathering and transportation related to exited areas	53	57
Obligations for gathering systems	0	66
Other Accrued Liabilities, Current	23	25
Accrued Liabilities and Other Liabilities	$ 209	$ 300